Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 SFr / shares
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 793	$ 825	$ 890
Treasury shares at beginning of period	(53)	(41)	(92)
Total outstanding share capital at beginning of period	740	784	798
Share capital movement of period	(27)	(32)	(65)
Treasury shares movement of period	3	(12)	51
Total shares outstanding movement of period	(24)	(44)	(14)
Share capital at end of period	766	793	825
Treasury shares at end of period	(50)	(53)	(41)
Total outstanding share capital at end of period	$ 716	$ 740	$ 784
Par value per share | SFr / shares				SFr 0.49	SFr 0.49	SFr 0.49	SFr 0.50